Marketable Securities (Details) - USD ($)	6 Months Ended	12 Months Ended
	Feb. 29, 2020	Aug. 31, 2019	Aug. 31, 2018
Marketable Securities [Line Items]
Cost Basis	$ 81,250	$ 81,250	$ 25,000
Unrealized Gains	11,117	9,335	0
Unrealized Losses	(68,744)	(26,973)	(14,849)
Total	23,623	64,214	10,151
Common stock
Marketable Securities [Line Items]
Cost Basis	81,250	81,250	25,000
Unrealized Gains	1,782	9,335	0
Unrealized Losses	$ (41,771)	$ (12,124)	$ (14,849)